Financial instruments and financial risk management - Liquidity risk (Details) € in Thousands	12 Months Ended
	Jun. 30, 2022 EUR (€) item	Jun. 30, 2021 EUR (€)
Disclosure of maturity analysis for non-derivative financial liabilities
Number of revolving credit facilities | item	2
Undiscounted cash flows	€ 177,682	€ 108,666
Financial liabilities	€ 142,051	107,929
The number of days within which the entity's trade receivables are usually paid.	7 days
Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 125,809	99,515
Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	30,325	9,151
Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	21,548
Trade and other payables
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	45,156	44,210
Financial liabilities	45,156	44,210
Trade and other payables | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	45,156	44,210
Other Liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	74,889	50,227
Financial liabilities	74,889	50,227
Other Liabilities. | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	74,889	50,227
Lease liabilities.
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	57,637	14,884
Financial liabilities	22,006	14,147
Lease liabilities. | Not later than one year
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	5,764	5,733
Lease liabilities. | Later than one year and not later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	30,325	€ 9,151
Lease liabilities. | Later than five years
Disclosure of maturity analysis for non-derivative financial liabilities
Undiscounted cash flows	€ 21,548